Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The table below presents information about the segments as of and for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	For the years ended December 31,
2013:	LTC	SCG	Corporate/Other	Consolidated Totals
Net sales	$4,627,871	$1,384,003	$1,524	$6,013,398
Depreciation and amortization expense	(71,310)	(4,539)	(57,111)	(132,960)
Settlement, litigation and other related charges	(167,465)	—	—	(167,465)
Other charges, net	(45,950)	—	(53,852)	(99,802)
Operating income (loss) from continuing operations	420,646	113,243	(236,035)	297,854
2012:
Net sales	$4,789,551	$1,078,627	$10,286	$5,878,464
Depreciation and amortization expense	(69,582)	(8,431)	(50,524)	(128,537)
Settlement, litigation and other related charges	(49,175)	(200)	—	(49,375)
Other charges, net	(2,568)	—	(63,145)	(65,713)
Operating income (loss) from continuing operations	562,379	92,671	(244,715)	410,335
2011:
Net sales	$5,060,387	$820,965	$15,254	$5,896,606
Depreciation and amortization expense	(64,589)	(8,638)	(52,427)	(125,654)
Settlement, litigation and other related charges	(55,031)	—	—	(55,031)
Other charges, net	(15,049)	—	(1,044)	(16,093)
Operating income (loss) from continuing operations	476,418	69,038	(142,795)	402,661